Gross investment in lease - Additional Information (Detail)	1 Months Ended			6 Months Ended	12 Months Ended
	Jan. 31, 2018 Vessel	Jun. 30, 2016 Vessel	Apr. 30, 2015 Vessel TEU	Jun. 30, 2018 USD ($)	Dec. 31, 2017 Vessel
Leases [Line Items]
Number of vessels			5
Capacity in TEUs | TEU			11,000
Term of agreement			17 years
TEU Vessels [Member]
Leases [Line Items]
Number of vessels delivered	1				4
MSC [Member]
Leases [Line Items]
Purchase price per vessel | $				$ 32,000,000
GCI [Member]
Leases [Line Items]
Number of vessels and associated bareboat charter contracts acquired		2